Intangible Assets and Goodwill - Accounting Policy (Details)	12 Months Ended
Mar. 31, 2025
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Useful life	20 years
Other operating licenses
Disclosure of detailed information about intangible assets [line items]
Useful life	10 years
Patents
Disclosure of detailed information about intangible assets [line items]
Useful life	10 years
IP and know-how
Disclosure of detailed information about intangible assets [line items]
Useful life	10 years
ERP software
Disclosure of detailed information about intangible assets [line items]
Useful life	5 years